STOCKHOLDERS EQUITY AND STOCK BASED COMPENSATION (Details 3) (ConsultantsMember, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
ConsultantsMember
Related Party Transaction [Line Items]
Weighted-average fair value of options granted	$ 1.46	$ 5.28
Expected terms Minimum	4 years 6 months
Expected terms Maximum	5 years	5 years
Expected volatility minimum	306.00%
Expected volatility maximum	361.00%	75.00%
Risk-free interest rate Minimum	0.62%
Risk-free interest rate Maximum	1.03%	1.63%